Federated Hermes Short Duration High Yield ETF Expense Example - Federated Hermes Short Duration High Yield ETF - Federated Hermes Short Duration High Yield ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	$ 762